Document And Entity Information	Jul. 21, 2022
Document Information [Line Items]
Entity, Registrant Name	Orbital Energy Group, Inc
Document, Type	8-K
Document, Period End Date	Jul. 21, 2022
Entity, File Number	0-29923
Entity, Incorporation, State or Country Code	CO
Entity, Tax Identification Number	84-1463284
Entity, Address, Address Line One	1924 Aldine Western
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77038
City Area Code	(832)
Local Phone Number	467-1420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common stock
Trading Symbol	OEG
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001108967